RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2020
Summary of Share based compensation
In Thousands of US Dollars
Description	2020	2019	2018
Salaries	$–	$–	$–
Short-term employee benefits	2	2	13
Stock-based compensation	1,404	2,998	3,814
Total	$1,406	$3,000	$3,827